Nature of activities (Narrative) (Details) - Canadian Malartic Mine [Member]	12 Months Ended
Dec. 31, 2025
Minimum [Member]
Nature of activities [Line Items]
Net smelter return	3.00%
Maximum [Member]
Nature of activities [Line Items]
Net smelter return	5.00%